PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Plant, Property and Equipment

	As of December 31, 2018	As of December 31, 2017
Land, buildings and improvements	$9,187	$8,979
Wireless communication systems	785,548	754,257
Furniture, equipment, vehicles and software	176,267	164,498
Construction in progress	44,806	55,135

	1,015,808	982,869
Less: accumulated depreciation	(620,967)	(567,241)

Property and equipment, net	$394,841	$415,628

Activity in AROs

The activity in the AROs was as follows:

	Years Ended December 31,
	2018	2017
Beginning balance	$19,878	$21,593
Revisions in estimated cash flows	296	(4,218)
Additional accruals	799	959
Foreign currency translation	(799)	526
Accretion	1,623	1,055
Disposals	(108)	(37)

Ending balance	$21,689	$19,878